Expense Example - Global Impact Fund	Feb. 01, 2021 USD ($)
Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	393
Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	$ 303